Stockholders' Equity (Tables)	12 Months Ended
Dec. 31, 2017
Stockholders' Equity Note [Abstract]
Common Stock Shares Reserved For Future Issuance
We generally issue previously unissued common stock upon the exercise of stock options, the vesting of restricted stock units and upon granting of restricted common stock awards; however we may reissue previously acquired treasury shares to satisfy these future issuances. Shares of authorized but unissued common stock reserved for future issuance were as follows (in thousands):

December 31, 2017
Common stock:
Stock options issued and outstanding	983
Restricted stock units issued and outstanding	1,745
Shares available for grant	1,409
Total shares reserved	4,137

Schedule Of Stock Option Share Activity Under Stock Plans
The following table summarizes activity under our 2014 Plan for the year ended December 31, 2017 (in thousands):

Shares Available for Grant [1]
Shares available for grant December 31, 2016 [1]	2,267
Restricted stock units granted [2]	(860)
Options granted [3]	(330)
Restricted stock units cancelled [4]	318
Options cancelled	14
Shares available for grant December 31, 2017 [1]	1,409

(1)	Shares available for grant do not include treasury stock shares that could be granted if we determined to do so.

(2)	Includes grants of restricted stock units with service, performance-based or market-based vesting criteria.

(3)	Includes grants of stock options with service, performance-based or market-based vesting criteria.

(4)	Includes cancelled restricted stock units with service, performance-based or market-based vesting criteria.

Schedule Of Activity Under Stock Plans
The following table summarizes stock option activity under the Stock Plans (in thousands, except weighted-average exercise price and weighted-average remaining contractual life data):

	Number of Stock Options [1]	Weighted Average Exercise Price	Weighted-Average Remaining Contractual Life (years)	Aggregate Intrinsic Value [2]
Balance outstanding at December 31, 2016	975	$18.14	3.5	$31
Granted	330	$16.95
Exercised	(69)	$14.96
Cancelled	(253)	$20.43
Balance outstanding at December 31, 2017	983	$17.38	4.6	$2,522
Vested and expected to vest at December 31, 2017	931	$17.44	4.5	$2,401
Exercisable at December 31, 2017	405	$20.34	2.6	$857

(1)	Includes certain stock options with service, performance-based or market-based vesting criteria.

(2)
The aggregate intrinsic value is calculated as the product between eHealth’s closing stock price as of December 31, 2016 and December 31, 2017 and the exercise price of in-the-money options as of those dates.

The following table provides information pertaining to our stock options for the year ended December 31, 2015, 2016 and 2017 (in thousands, except weighted-average fair values):

	Year Ended December 31,
	2015	2016	2017
Weighted average fair value of options granted	$5.67	$4.46	$9.03
Total fair value of options vested	$1,602	$1,243	$799
Intrinsic value of options exercised	$546	$4	$430

Schedule Of Restricted Stock Unit Activity Under Stock Plans
The following table summarizes restricted stock unit activity under the Stock Plans (in thousands, except weighted-average grant date fair value and weighted-average remaining contractual life data):

	Number of Restricted Stock Units [1]	Weighted-Average Grant Date Fair Value	Weighted-Average Remaining Service Period	Aggregate Intrinsic Value [2]
Unvested as of December 31, 2016	1,523	$12.83	2.8	$13,901
Granted	860	$16.28
Vested	(318)	$15.19
Cancelled	(320)	$12.17
Unvested as of December 31, 2017	1,745	$14.24	2.3	$30,313

(1)	Includes certain restricted stock units with service, performance-based or market-based vesting criteria.

(2)
The aggregate intrinsic value is calculated as the difference of our closing stock price as of December 31, 2016 and December 31, 2017 multiplied by the number of restricted stock units outstanding as of December 31, 2016 and December 31, 2017, respectively.

Schedule Of Fair Value Of Stock Options Granted, Valuation Assumptions
Stock-Based Compensation Expense — The fair value of stock options granted to employees for the years ended December 31, 2015, 2016 and 2017 was estimated using the following weighted average assumptions:

	Year Ended December 31,
	2015	2016	2017
Expected term	4.3	4.4	4.3
Expected volatility	64.1%	65.4%	69.8%
Expected dividend yield	—%	—%	—%
Risk-free interest rate	1.2%	1.1%	1.8%

Schedule Of Fair Value Of Market-Based Stock Unit Awards, Valuation Assumptions
The weighted-average fair value of the market-based options and restricted stock units was determined using the Monte Carlo simulation model using the following weighted average assumptions:

	Year Ended December 31,
	2015	2016	2017
Expected term	2.6	2.1	1.6
Expected volatility	64.7%	67.9%	70.9%
Expected dividend yield	—%	—%	—%
Risk-free interest rate	1.1%	1.1%	1.7%
Weighted average grant date fair value	$6.69	$9.64	$9.42

Schedule Of Stock-Based Compensation Expense By Award Type
The following table summarizes stock-based compensation expense recorded during the years ended December 31, 2015, 2016 and 2017 (in thousands):

	Year Ended December 31,
	2015	2016	2017
Common stock options	$1,522	$1,015	$1,863
Restricted stock units	5,480	6,251	7,831
Total stock-based compensation expense	$7,002	$7,266	$9,694

Schedule Of Stock-Based Compensation Expense By Operating Function
The following table summarizes stock-based compensation expense by operating function for the years ended December 31, 2015, 2016 and 2017 (in thousands):

	Year Ended December 31,
	2015	2016	2017
Marketing and advertising	$1,950	$1,237	$1,033
Customer care and enrollment	477	497	418
Technology and content	1,728	1,836	1,410
General and administrative	2,734	3,696	6,833
Restructuring charges	113	—	—
Total stock-based compensation expense	$7,002	$7,266	$9,694